Summary of Significant Accounting Policies - Useful Lives of Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2020
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life	3 years
Computers, equipment, and software
Property, Plant and Equipment [Line Items]
Useful life	3 years
Internal-use software
Property, Plant and Equipment [Line Items]
Useful life	2 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life	3 years